Long-Term Debt - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended		12 Months Ended
	May 10, 2024	Jun. 30, 2023	Apr. 01, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 26, 2024	Jun. 30, 2024	May 03, 2024	Aug. 30, 2023	Apr. 28, 2023	Oct. 02, 2017
Line of Credit Facility [Line Items]
Unamortized debt issuance costs wrote-off										$ 800
Refinancing costs				$ 800
Long term debt, additional commitment amount									$ 360,000
Capitalized debt issuance costs				7,200	$ 8,100
Long term debt, outstanding amount				611,366	611,366		$ 539,247	$ 492,317
Debt issuance costs paid							1,060	$ 3,549
Deferred Debt Issuance Costs							3,800
Notes Payable, Other Payables
Line of Credit Facility [Line Items]
Debt issuance costs paid							$ 1,100
Delayed Draw Term Loans
Line of Credit Facility [Line Items]
Proceeds from Other Debt			$ 100,000
Long term debt, termination date							Apr. 02, 2026
Long term debt, borrowed amount	$ 100,000		100,000
Termination date on undrawn funds	May 10, 2026
Long term debt, outstanding amount							$ 47,000			$ 100,000
Incremental Term Loans
Line of Credit Facility [Line Items]
Long term debt, termination date							Apr. 02, 2026
Long term debt, outstanding amount				611,400	611,400		$ 539,200
Credit Agreement
Line of Credit Facility [Line Items]
Long term debt, maturity extended period		18 months
Long term debt, termination date	May 10, 2030	Apr. 02, 2026												Oct. 02, 2024
Debt interest rate description							SOFR rate plus a margin of 7.25%
Borrowings interest rate		7.25%
Voluntary principal prepayments premium percentage							3.00%
Voluntary prepayments						$ 0	$ 0
Weighted average interest rate for outstanding loans							12.70%
Debt, annual effective interest rate							12.70%
Revolving Loan
Line of Credit Facility [Line Items]
Long term debt, termination date	May 10, 2029						Apr. 02, 2025
Long term debt, outstanding amount	$ 50,000						$ 20,000
Long term debt, unused portion, commitment fee percentage	0.375%						0.50%
Base Rate Loans
Line of Credit Facility [Line Items]
Debt interest rate description							Base rate plus a margin of 6.25%
Revolving line of credit
Line of Credit Facility [Line Items]
Long term debt, outstanding amount				$ 50,000	$ 50,000
Maximum | Credit Agreement
Line of Credit Facility [Line Items]
Borrowings interest rate	2.50%
Leverage ratio	5.5
Minimum | Credit Agreement
Line of Credit Facility [Line Items]
Borrowings interest rate	2.00%
DAC Engineered Products, LLC | Delayed Draw Term Loans
Line of Credit Facility [Line Items]
Long term debt, borrowed amount													$ 20,000
CAV Systems Group Limited | Delayed Draw Term Loans
Line of Credit Facility [Line Items]
Long term debt, borrowed amount												$ 33,000
Schroth Safety Products LLC | Incremental Term Loans
Line of Credit Facility [Line Items]
Long term debt, borrowed amount			$ 145,000
SOFR | Credit Agreement
Line of Credit Facility [Line Items]
Debt interest rate description	SOFR rate plus the applicable margin of 4.75%
Borrowings interest rate	4.75%
SOFR | Revolving Loan
Line of Credit Facility [Line Items]
Borrowings interest rate							7.25%
Base Rate | Credit Agreement
Line of Credit Facility [Line Items]
Debt interest rate description	base rate plus the applicable margin of 3.75%
Borrowings interest rate	3.75%
Base Rate | Base Rate Loans
Line of Credit Facility [Line Items]
Borrowings interest rate							6.25%
Term Loans | IPO
Line of Credit Facility [Line Items]
Aggregate principal amount											$ 284,600
Accrued interest											$ 300